CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of key metrics and ratios

	As at December 31
(In millions of dollars, except ratios)	2024	2023

Adjusted net debt [1]	43,330	43,134
Divided by: trailing 12-month adjusted EBITDA	9,617	8,581

Debt leverage ratio	4.5	5.0

		Years ended December 31
(In millions of dollars)	Note	2024	2023

Adjusted EBITDA	5	9,617	8,581
Deduct:
Capital expenditures [1]	8, 31	4,041	3,934
Interest on borrowings, net and capitalized interest	12	1,986	1,794
Cash income taxes [2]		545	439

Free cash flow		3,045	2,414
[1] Includes additions to property, plant and equipment net of proceeds on disposition and accrued government grants, but does not include expenditures for spectrum licences or additions to right-of-use assets, or assets acquired through business combinations.
[2] Cash income taxes are net of refunds received.

		Years ended December 31
(In millions of dollars)	Note	2024	2023

Cash provided by operating activities		5,680	5,221
Add (deduct):
Capital expenditures	8, 31	(4,041)	(3,934)
Interest on borrowings, net and capitalized interest	12	(1,986)	(1,794)
Interest paid, net		2,087	1,780
Restructuring, acquisition and other	11	406	685
Program rights amortization	10	(63)	(70)
Change in net operating assets and liabilities	31	876	627
Other adjustments [1]	13, 25	86	(101)

Free cash flow		3,045	2,414
[1] Other adjustments consists of post-employment benefit contributions, net of expense, cash flows relating to other operating activities, and other investment income from our financial statements.

As at December 31, 2024		Total sources	Drawn	Letters of credit	US CP program [1]	Net available
(In millions of dollars)	Note

Cash and cash equivalents		898	—	—	—	898
Bank credit facilities [2]:
Revolving	23	4,000	—	10	455	3,535
Non-revolving	21	500	500	—	—	—
Outstanding letters of credit	23	3	—	3	—	—
Receivables securitization [2]	21	2,400	2,000	—	—	400

Total		7,801	2,500	13	455	4,833
[1] The US CP program amounts are gross of the discount on issuance.
[2] The total liquidity sources under our bank credit facilities and receivables securitization represents the total credit limits per the relevant agreements. The amount drawn and letters of credit are currently outstanding under those agreements. The US CP program amount represents our currently outstanding US CP borrowings that are backstopped by our revolving credit facility.

As at December 31, 2023		Total sources	Drawn	Letters of credit	US CP program [1]	Net available
(In millions of dollars)	Note

Cash and cash equivalents		800	—	—	—	800
Bank credit facilities [2]:
Revolving	23	4,000	—	10	151	3,839
Non-revolving	21	500	—	—	—	500
Outstanding letters of credit	23	243	—	243	—	—
Receivables securitization [2]	21	2,400	1,600	—	—	800

Total		7,943	1,600	253	151	5,939
[1] The US CP program amounts are gross of the discount on issuance.
[2] The total liquidity sources under our bank credit facilities and receivables securitization represents the total credit limits per the relevant agreements. The amount drawn and letters of credit are currently outstanding under those agreements. The US CP program amount represents our currently outstanding US CP borrowings that are backstopped by our revolving credit facility.